Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
5. Leases
The Company maintains operating leases, primarily related to office space, and certain corporate equipment. The Company’s leases have remaining lease terms of up to 5 years, some of which include options that permit renewals for additional periods.

Operating Leases
Balance sheet information related to the Company’s operating leases were as follows
(in thousands)
:

	Classification	For the year ended December 31, 2022
ROU assets, net	Operating lease ROU assets, net	$9,827
Lease liabilities:
Current	Accrued liabilities	$3,090
Noncurrent	Operating lease liabilities	6,754

Total lease liabilities		$9,844

The components of total lease expense are as follows
(in thousands)
:

For the year ended December 31, 2022
Operating lease cost	$3,349
Variable lease cost	—
Short-term lease cost	337

Total lease cost	$3,686

The short-term lease cost disclosed above reasonably reflects the Company’s ongoing short-term lease commitments. These lease costs are primarily recorded within cost of operations.
Supplemental information related to the Company’s operating leases were as follows:

December 31, 2022
Weighted average remaining lease term (in years)	3.55
Weighted average discount rate	5.25%
Supplemental cash flow information related to the Company’s operating leases were as follows
(in thousands)
:

For the year ended December 31, 2022
Operating cash flows - cash paid for amounts included in the measurement of operating lease liabilities	$3,332
Operating ROU assets obtained in exchange for new lease liabilities	$71
As of December 31, 2022, the Company does not have any additional operating and finance leases that have not yet commenced.

Maturities of operating lease liabilities, associated with ROU assets, as of December 31, 2022, were as follows
(in thousands)
:

Operating Leases
Years ended December 31,
2023	$3,517
2024	3,119
2025	1,995
2026	1,313
2027	801
Thereafter	27
Total lease payments	10,772
Less: Interest	(928)
Total lease liabilities	$9,844
As of December 31, 2021, future minimum rentals under the
non-cancellable
operating leases under the scope of ASC 840 for certain office facilities are as follows
(in thousands)
:

Operating Leases
Years ended December 31,
2022	$3,015
2023	2,165
2024	1,878
2025	1,116
2026	965
Thereafter	555
Total lease payments	$9,694
Rental expenses related to office leases amounted to $3.6 million for the year ended December 31, 2021.